Operating leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Operating leases
10. Operating leases
10.1. Operating leases — spot charter
For those spot charters that the Company has determined are operating leases, the term of the lease is always less than one year. The lease payments to be received for ongoing charters at December 31, 2018 relate to outstanding freight and demurrage revenue expected to be received in the coming months. Therefore, the disclosure of the maturity analysis of lease payments required by ASC 842, Leases, is limited to one year. For those ongoing charters at December 31, 2018, the outstanding lease payments to be received by the Company as at December 31, 2018 amounted to $20.7 million.
10.2. Operating leases — office rent
Ardmore has chosen to early adopt, as of January 1, 2018 ASC 842 Leases which requires lessees to recognize on their balance sheet a right of use asset and a corresponding liability in respect of all material lease contracts. The discount rate used is the incremental cost of borrowing. The weighted average remaining term of the office leases as of December 31, 2018 was 6.5 years.
The liabilities described below are for the Company’s offices in Cork, Ireland, Singapore, Bermuda and Houston, Texas and are denominated in various currencies. Under ASC 842, the right of use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the US Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current forward exchange rates. The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Dec 31, 2018	Jan 1, 2018
Operating lease, right of use asset	2,169,158	2,440,288
Total operating lease, right of use asset	2,169,158	2,440,288
Current portion of operating lease obligations	477,147	442,957
Non-current portion of operating lease obligations	1,491,507	1,997,331
Total operating lease obligations	1,968,654	2,440,288

	Twelve months ended
	Dec 31, 2018	Dec 31, 2017
Foreign exchange gain on operating leases	(200,504)	—
Total foreign exchange gain on operating leases	(200,504)	—

As of December 31, 2018, the Company had the following undiscounted operating lease commitments:

	2019	2020	2021	2022	2023	2024 – 2026
Office space	525,715	339,772	296,499	303,198	309,341	689,727